23. Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Revenue Tables Abstract
Liabilities related to assets held to sale
	2018	2017

Deferred revenue in relation to sale of real estate property	16	-
Additional or extended warranties	19	27
Barter agreement	-	14
Services rendering agreement - Allpark	11	13
Revenue from credit card companies	44	-
Back lights	134	104
Others	39	10
	263	168

Current	250	146
Noncurrent	13	22